CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Revenue	1,026,168	$ 158,764
Cost of revenue	(761,366)	(117,795)
Gross profit	264,802	40,969
Operating expenses:
Selling, general and administrative expenses	(271,112)	(41,945)
Research and development expenses	(7,033)	(1,088)
Total operating expenses	(278,145)	(43,033)
Operating loss	(13,343)	(2,064)
Other income (expense)
Interest income	14,123	2,185
Interest and financing expenses	(22,316)	(3,453)
Exchange loss	(12,834)	(1,986)
Unrealized gain in investment	55,542	8,593
Other expense	(3,162)	(489)
Other income	2,251	348
Income from equity investments	10,232	1,583
Income before income tax	30,493	4,718
Income tax benefit	1,074	166
Income from continuing operations	31,567	4,884
Loss from discontinued operations	(2,852)	(441)
Net Income	28,715	4,443
Net income attributable to the noncontrolling interest	(3,185)	(493)
Net income attributable to the Company	25,530	3,950
Earnings per ordinary share - basic and diluted:
Income per share from continuing operations attributable to Company's common shareholders (in CNY and dollars per share)	0.24	$ 0.04
Loss per share from discontinued operations attributable to Company's common shareholders (in CNY and dollars per share)	(0.01)		[1]
Net income per share attributable to Company's common shareholders (in CNY and dollars per share)	0.23	$ 0.04
Weighted average number of ordinary shares outstanding - basic (in shares)	110,766,600	110,766,600
Weighted average number of ordinary shares outstanding - diluted (in shares)	110,766,600	110,766,600
Amounts attributable to Company's common shareholders
Income from continuing operations, net of tax	26,682	4,128
Discontinued operations, net of tax	(1,152)	(178)
Net income attributable to the Company	25,530	$ 3,950

[1]	Less than (.01) per share.